Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	642,902
Boeing Co. (The)
05/01/2034	3.600%	230,000	239,735
08/01/2059	3.950%	605,000	615,585
General Dynamics Corp.
04/01/2040	4.250%	50,000	60,716
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	82,412
10/15/2047	4.030%	295,000	347,199
United Technologies Corp.
06/01/2042	4.500%	385,000	473,489
11/01/2046	3.750%	240,000	266,623
Total			2,728,661
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	180,048
Banking 0.1%
Bank of America Corp.(b)
07/23/2031	1.898%	520,000	500,487
10/24/2031	1.922%	300,000	288,994
06/19/2041	2.676%	905,000	874,883
Citigroup, Inc.(b)
06/03/2031	2.572%	1,070,000	1,090,026
05/01/2032	2.561%	135,000	136,547
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	1,401,000	1,387,823
HSBC Holdings PLC(b)
05/24/2032	2.804%	948,000	960,940
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	166,000	172,197
11/19/2031	1.764%	45,000	42,974
04/22/2032	2.580%	252,000	255,916
04/22/2042	3.157%	110,000	114,239
01/23/2049	3.897%	665,000	765,577
Morgan Stanley(b)
07/21/2032	2.239%	1,070,000	1,051,804
Wells Fargo & Co.(b)
02/11/2031	2.572%	475,000	484,423
04/30/2041	3.068%	935,000	962,368
Total			9,089,198
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	245,000	293,471
Charter Communications Operating LLC/Capital(c)
06/30/2062	3.950%	698,000	674,975
Comcast Corp.
01/15/2051	2.800%	165,000	155,942
11/01/2052	4.049%	156,000	181,103
Comcast Corp.(a)
11/01/2056	2.937%	460,000	436,586
NBCUniversal Media LLC
01/15/2043	4.450%	326,000	394,139
Total			2,136,216
Construction Machinery 0.0%
Caterpillar, Inc.
09/19/2049	3.250%	135,000	146,049
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	194,569
Total			340,618
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	357,000	378,987
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	570,000	591,355
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	221,731
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	65,000	74,323
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	310,074
DTE Energy Co.
06/15/2029	3.400%	357,000	386,711
Duke Energy Corp.
06/15/2051	3.500%	499,000	514,938
Emera US Finance LP
06/15/2046	4.750%	234,000	276,715
Eversource Energy
08/15/2030	1.650%	492,000	468,036
01/15/2050	3.450%	94,000	98,541
Exelon Corp.
04/15/2050	4.700%	350,000	441,824
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Power Co.
03/15/2042	4.300%	775,000	907,581
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	61,000	62,495
Northern States Power Co.
05/15/2044	4.125%	115,000	138,083
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	509,533
Southern California Edison Co.
10/01/2043	4.650%	30,000	34,600
04/01/2047	4.000%	70,000	74,883
03/01/2048	4.125%	110,000	119,920
WEC Energy Group, Inc.
10/15/2030	1.800%	450,000	432,333
Xcel Energy, Inc.
12/01/2049	3.500%	460,000	491,484
Total			6,155,160
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	280,000	281,657
Waste Connections, Inc.
01/15/2052	2.950%	109,000	106,715
Total			388,372
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,145,000	1,376,424
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,290,000	1,602,018
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	660,120
Coca-Cola Co. (The)
03/05/2051	3.000%	182,000	188,121
Kraft Heinz Foods Co.
06/01/2046	4.375%	199,000	227,057
Mars, Inc.(a)
04/01/2059	4.200%	45,000	55,865
PepsiCo, Inc.
10/06/2046	3.450%	310,000	342,536
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	97,915
Total			3,173,632
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Becton Dickinson and Co.
02/11/2031	1.957%	655,000	637,036
Cigna Corp.
12/15/2048	4.900%	164,000	209,318
03/15/2051	3.400%	180,000	185,985
CVS Health Corp.
03/25/2048	5.050%	494,000	637,065
HCA, Inc.
02/01/2025	5.375%	130,000	145,247
07/15/2051	3.500%	270,000	267,840
Thermo Fisher Scientific, Inc.
10/15/2041	2.800%	131,000	130,632
Total			2,213,123
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	199,000	220,689
Anthem, Inc.
08/15/2044	4.650%	135,000	166,464
Centene Corp.
12/15/2029	4.625%	115,000	125,259
02/15/2030	3.375%	70,000	72,453
UnitedHealth Group, Inc.
08/15/2039	3.500%	208,000	229,726
05/15/2041	3.050%	547,000	566,048
Total			1,380,639
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	140,227
ConocoPhillips Co.
11/15/2044	4.300%	220,000	263,937
Occidental Petroleum Corp.
04/15/2046	4.400%	24,000	23,879
08/15/2049	4.400%	116,000	114,044
Total			542,087
Integrated Energy 0.0%
BP Capital Markets America, Inc.
02/08/2061	3.379%	290,000	288,521
Cenovus Energy, Inc.
02/15/2052	3.750%	241,000	235,023
Chevron USA, Inc.
11/15/2043	5.250%	65,000	87,640
Shell International Finance BV
11/07/2049	3.125%	345,000	358,787

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2060	3.386%	80,000	83,739
Total			1,053,710
Life Insurance 0.0%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	180,000	232,451
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	215,000	231,849
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	180,000	201,321
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	409,000	445,168
Prudential Financial, Inc.
03/13/2051	3.700%	167,000	190,829
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	190,000	245,612
05/15/2050	3.300%	220,000	230,709
Voya Financial, Inc.
06/15/2046	4.800%	80,000	101,029
Total			1,878,968
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	183,000	228,343
Netflix, Inc.(a)
11/15/2029	5.375%	460,000	557,277
ViacomCBS, Inc.
01/15/2031	4.950%	160,000	191,599
05/19/2032	4.200%	140,000	160,099
Walt Disney Co. (The)
09/15/2044	4.750%	410,000	525,185
Total			1,662,503
Metals and Mining 0.0%
Freeport-McMoRan, Inc.
03/01/2028	4.125%	250,000	258,765
Midstream 0.0%
Enterprise Products Operating LLC
01/31/2060	3.950%	310,000	333,039
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	114,287
03/01/2043	5.000%	320,000	380,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	61,000	73,781
MPLX LP
04/15/2048	4.700%	255,000	293,870
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	309,000	330,553
Western Gas Partners LP
08/15/2048	5.500%	80,000	93,580
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	435,763
Total			2,055,198
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	173,303
05/15/2047	4.375%	314,000	374,523
Sempra Energy
02/01/2048	4.000%	180,000	201,116
Total			748,942
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	137,661
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	170,000	202,985
06/15/2044	4.850%	337,000	423,106
11/21/2049	4.250%	343,000	406,106
Amgen, Inc.
08/15/2041	2.800%	271,000	262,133
02/21/2050	3.375%	245,000	253,448
Bristol-Myers Squibb Co.
02/20/2048	4.550%	25,000	32,075
Gilead Sciences, Inc.
10/01/2040	2.600%	360,000	342,742
10/01/2050	2.800%	150,000	142,130
Mylan NV
06/15/2046	5.250%	35,000	42,810
Pfizer, Inc.
05/28/2050	2.700%	470,000	462,999
Total			2,570,534
Property & Casualty 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	183,148
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	201,039
Total			384,187

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%	380,000	427,039
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	245,435
Union Pacific Corp.
08/15/2059	3.950%	325,000	380,605
03/20/2060	3.839%	60,000	68,856
Union Pacific Corp.(a)
04/06/2071	3.799%	40,000	45,052
Total			1,166,987
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	265,000	289,333
Retailers 0.0%
Amazon.com, Inc.
05/12/2061	3.250%	649,000	689,171
Home Depot, Inc. (The)
04/15/2040	3.300%	80,000	86,717
12/06/2048	4.500%	190,000	244,075
Lowe’s Companies, Inc.
09/15/2041	2.800%	90,000	87,530
05/03/2047	4.050%	305,000	348,800
Total			1,456,293
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	77,000	91,953
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	346,000	382,318
08/05/2061	2.850%	472,000	456,349
Broadcom, Inc.
11/15/2030	4.150%	257,000	285,000
Broadcom, Inc.(a)
11/15/2036	3.187%	13,000	12,891
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	80,970
Intel Corp.
08/12/2051	3.050%	405,000	405,225
International Business Machines Corp.
05/15/2040	2.850%	235,000	234,647
05/15/2050	2.950%	275,000	271,060
Microsoft Corp.
03/17/2052	2.921%	649,000	675,179
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	270,745
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	65,000	70,419
Oracle Corp.
07/15/2046	4.000%	385,000	407,996
04/01/2050	3.600%	534,000	534,570
03/25/2061	4.100%	62,000	66,335
VeriSign, Inc.
06/15/2031	2.700%	166,000	168,829
Total			4,322,533
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	197,954
Transportation Services 0.0%
FedEx Corp.
05/15/2041	3.250%	10,000	10,120
04/01/2046	4.550%	215,000	256,253
United Parcel Service, Inc.
09/01/2049	3.400%	145,000	160,305
Total			426,678
Wireless 0.0%
American Tower Corp.
08/15/2029	3.800%	300,000	332,197
Crown Castle International Corp.
04/01/2031	2.100%	296,000	285,401
Rogers Communications, Inc.
11/15/2049	3.700%	300,000	309,917
T-Mobile USA, Inc.
02/15/2041	3.000%	320,000	310,279
04/15/2050	4.500%	70,000	81,761
Vodafone Group PLC
02/19/2043	4.375%	165,000	191,763
Total			1,511,318
Wirelines 0.0%
AT&T, Inc.
09/15/2055	3.550%	563,000	555,083
12/01/2057	3.800%	1,297,000	1,325,567
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	360,029
Verizon Communications, Inc.
03/22/2061	3.700%	1,279,000	1,351,994
Total			3,592,673
Total Corporate Bonds & Notes (Cost $51,831,202)			53,889,355

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Equity Funds 46.5%
	Shares	Value ($)
International 13.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(d)	63,021,905	951,630,766
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(d)	38,331,330	502,523,736
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(d)	22,560,872	319,461,952
Variable Portfolio – Partners International Value Fund, Class 1 Shares(d)	32,954,735	326,910,966
Total		2,100,527,420
U.S. Large Cap 27.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	6,706,953	251,913,160
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	9,810,004	775,578,913
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	11,304,009	392,023,018
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(d),(e)	47,363,392	780,548,698
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	11,866,566	410,345,850
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	6,217,753	342,660,398
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	10,116,295	353,058,705
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	5,341,937	343,379,724
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	11,355,980	357,940,484
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(d),(e)	11,881,290	387,448,877
Total		4,394,897,827
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,744,642	87,650,808
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	2,725,233	88,624,577
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	2,226,256	89,050,251
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,938,661	88,441,700
Total		353,767,336
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 4.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(d)	4,449,157	89,250,086
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(d),(e)	3,547,721	93,127,680
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	5,978,212	230,998,132
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	6,657,847	236,553,288
Total		649,929,186
Total Equity Funds (Cost $4,962,114,582)		7,499,121,769

Exchange-Traded Equity Funds 4.7%

International Mid Large Cap 1.8%
iShares MSCI EAFE ETF	3,718,292	290,063,959
U.S. Large Cap 2.9%
SPDR S&P 500 ETF Trust	1,090,200	467,848,428
Total Exchange-Traded Equity Funds (Cost $494,671,287)		757,912,387

Exchange-Traded Fixed Income Funds 4.0%

Investment Grade 4.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,018,100	401,497,843
Vanguard Intermediate-Term Corporate Bond ETF	2,550,000	240,745,500
Total		642,243,343
Total Exchange-Traded Fixed Income Funds (Cost $638,469,388)		642,243,343

Fixed Income Funds 25.8%

Investment Grade 25.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	74,784,543	774,020,021
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	23,854,280	236,395,917
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	43,105,633	473,730,904
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	22,348,149	234,432,081
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	52,911,366	594,723,756
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	71,719,452	770,984,105

Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	17,779,388	176,193,739
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(d)	80,201,573	893,445,519
Total		4,153,926,042
Total Fixed Income Funds (Cost $4,102,150,031)		4,153,926,042

Residential Mortgage-Backed Securities - Agency 15.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	586,000,000	610,355,625
10/19/2036- 10/14/2051	3.000%	1,215,946,000	1,274,996,915
10/14/2051	3.500%	580,000,000	613,655,857
Total Residential Mortgage-Backed Securities - Agency (Cost $2,503,185,783)			2,499,008,397
Options Purchased Puts 1.5%
Value ($)
(Cost $256,057,561)	237,781,125

Money Market Funds 16.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(d),(f)	2,659,736,214	2,659,470,241
Total Money Market Funds (Cost $2,659,475,956)		2,659,470,241
Total Investments in Securities (Cost: $15,667,955,790)		18,503,352,659
Other Assets & Liabilities, Net		(2,381,920,921)
Net Assets		16,121,431,738

At September 30, 2021, securities and/or cash totaling $142,194,372 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	910	12/2021	USD	65,829,400	—	(1,439,347)
British Pound	1,412	12/2021	USD	118,916,875	—	(2,773,186)
Euro FX	467	12/2021	USD	67,715,000	—	(1,568,513)
EURO STOXX 50 Index	1,458	12/2021	EUR	59,019,840	—	(1,870,447)
FTSE 100 Index	200	12/2021	GBP	14,147,000	279,890	—
Japanese Yen	1,610	12/2021	USD	180,742,625	—	(1,871,544)
New Zealand Dollar	180	12/2021	USD	12,428,100	—	(339,066)
OMXS30 Index	1,535	10/2021	SEK	345,873,875	—	(1,353,410)
Russell 2000 Index E-mini	119	12/2021	USD	13,094,760	—	(264,178)
S&P 500 Index E-mini	6,956	12/2021	USD	1,494,757,450	—	(72,073,181)
SPI 200 Index	146	12/2021	AUD	26,619,450	—	(146,701)
TOPIX Index	471	12/2021	JPY	9,563,655,000	—	(520,074)
U.S. Long Bond	1,730	12/2021	USD	275,448,438	—	(5,985,786)
U.S. Treasury 10-Year Note	2,280	12/2021	USD	300,069,375	—	(3,129,495)
U.S. Treasury 2-Year Note	165	12/2021	USD	36,309,024	8,727	—
U.S. Treasury 2-Year Note	1,106	12/2021	USD	243,380,485	—	(189,870)
U.S. Treasury 5-Year Note	4,274	12/2021	USD	524,600,112	—	(2,708,591)
U.S. Ultra Treasury Bond	982	12/2021	USD	187,623,375	—	(6,784,773)
Total					288,617	(103,018,162)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(110)	12/2021	USD	(8,688,900)	—	(6,662)
Hang Seng Index	(220)	10/2021	HKD	(269,764,000)	—	(616,477)
MSCI Singapore Index	(430)	10/2021	SGD	(15,200,500)	190,939	—
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	(270)	12/2021	CAD	(64,589,400)	1,598,870	—
Swiss Franc	(210)	12/2021	USD	(28,197,750)	358,209	—
U.S. Treasury 10-Year Note	(21)	12/2021	USD	(2,763,797)	33,914	—
U.S. Ultra Bond 10-Year Note	(37)	12/2021	USD	(5,374,250)	105,618	—
U.S. Ultra Treasury Bond	(7)	12/2021	USD	(1,337,438)	50,956	—
Total					2,338,506	(623,139)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,679,940,600	3,900	3,500.00	12/16/2022	61,768,384	70,707,000
S&P 500 Index	JPMorgan	USD	1,787,629,100	4,150	3,400.00	12/16/2022	79,711,783	66,711,250
S&P 500 Index	JPMorgan	USD	1,658,402,900	3,850	3,300.00	12/16/2022	66,293,720	54,920,250
S&P 500 Index	JPMorgan	USD	646,131,000	1,500	3,600.00	12/16/2022	24,031,579	30,502,500
S&P 500 Index	JPMorgan	USD	506,135,950	1,175	3,200.00	12/16/2022	24,252,095	14,940,125
Total							256,057,561	237,781,125

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.529	USD	200,000,000	145,086	—	—	145,086	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $4,884,158, which represents 0.03% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	2,311,900,968	2,300,330,163	(1,952,948,161)	187,271	2,659,470,241	—	(187,271)	1,305,298	2,659,736,214
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	270,919,942	—	(22,417,572)	3,410,790	251,913,160	—	36,256,079	—	6,706,953
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,137,773,448	—	(268,590,196)	(93,604,339)	775,578,913	—	246,456,251	—	9,810,004
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	267,718,588	—	(169,670,344)	(98,048,244)	—	—	104,516,498	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	771,460,379	115,604,406	(33,644,696)	(79,400,068)	774,020,021	55,207,983	(82,232)	25,460,106	74,784,543
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	370,887,568	37,594,391	(32,026,995)	15,568,054	392,023,018	—	58,062,687	—	11,304,009
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	219,234,000	21,799,162	(1,171,152)	(3,466,093)	236,395,917	—	(53,362)	3,806,921	23,854,280
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	396,841,639	148,660,661	(18,055,466)	(53,715,930)	473,730,904	23,000,075	2,548,568	9,972,716	43,105,633
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	110,188,208	23,577	(14,160,573)	(8,400,404)	87,650,808	—	19,896,369	—	1,744,642
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	535,461,919	383,489,568	(3,203,191)	35,882,470	951,630,766	18,021,898	1,205,969	11,336,142	63,021,905
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	323,819,754	410,123,079	(22,185,101)	68,790,966	780,548,698	—	15,746,685	—	47,363,392
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	277,259,995	143,984,668	(31,612,097)	20,713,284	410,345,850	—	36,924,478	—	11,866,566
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	110,168,557	267	(21,991,142)	446,895	88,624,577	—	15,935,618	—	2,725,233
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	96,662,349	599,580	(23,022,950)	15,011,107	89,250,086	—	7,470,059	597,073	4,449,157
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	112,774,415	23,904,849	(18,245,716)	(25,305,868)	93,127,680	15,390,335	17,575,034	—	3,547,721
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	217,646,838	24,897,951	(614,950)	(7,497,758)	234,432,081	3,712,400	19,926	4,784,047	22,348,149
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	542,390,250	83,885,264	(8,224,364)	(23,327,394)	594,723,756	12,529,566	344,744	13,712,746	52,911,366
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	291,141,099	38,071,419	(299,742,946)	(29,469,572)	—	19,232,389	14,769,092	8,102,869	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	341,220,763	19,970,144	(22,478,404)	3,947,895	342,660,398	—	38,502,896	—	6,217,753
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	288,370,685	—	(135,534,488)	(152,836,197)	—	—	169,080,146	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	213,535,754	137,877,493	(23,721,157)	25,366,615	353,058,705	—	25,075,847	—	10,116,295
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	352,374,205	24,582,146	(15,227,865)	(18,348,762)	343,379,724	—	30,934,159	—	5,341,937
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	245,820,279	112,334,644	(31,148,603)	30,934,164	357,940,484	—	27,049,975	—	11,355,980
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	724,238,216	105,445,717	(6,561,418)	(52,138,410)	770,984,105	33,763,187	379,607	10,694,305	71,719,452
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	146,377,272	—	(44,987,609)	(12,339,412)	89,050,251	—	38,882,474	—	2,226,256
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	170,632,512	13,030,096	(433,376)	(7,035,493)	176,193,739	3,147,146	(2,945)	2,776,499	17,779,388
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	149,245,500	33,225	(31,448,111)	(29,388,914)	88,441,700	—	39,671,349	—	1,938,661
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	864,076,368	81,246,892	(7,708,621)	(44,169,120)	893,445,519	22,463,656	101,896	12,603,465	80,201,573
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	418,223,046	424,842	(38,885,983)	7,686,972	387,448,877	—	50,561,826	—	11,881,290
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	712,697,382	123,125,536	(354,858,918)	21,559,736	502,523,736	—	27,599,055	13,142,130	38,331,330
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	252,864,882	65,620,636	(2,695,486)	3,671,920	319,461,952	14,469,211	655,467	200,924	22,560,872
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	247,696,817	138,077,713	(72,725,737)	13,862,173	326,910,966	—	(5,548,506)	4,609,377	32,954,735
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	232,798,408	14,862,782	(18,303,429)	1,640,371	230,998,132	—	22,436,511	—	5,978,212
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	186,613,338	43,955,015	(17,676,576)	23,661,511	236,553,288	—	11,800,051	—	6,657,847
Total	13,911,035,343			(446,149,784)	14,312,518,052	220,937,846	1,054,585,000	123,104,618

(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7048_12_L01_(11/21)